United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/22

Date of Reporting Period: 06/30/22

Item 1.	Reports to Stockholders

Annual Shareholder Report
June 30, 2022

Bank Loan Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Bank Loan Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended June 30, 2022, was -4.39%. The total return for the Credit Suisse Leveraged Loan Index (CSLLI),1 the Fund’s broad-based securities market index, was -2.68% during the same period. The -4.39% total return for the reporting period consisted of 4.59% of taxable dividends and reinvestments and -8.98% decrease in the net asset value of the shares. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of CSLLI.
MARKET OVERVIEW
During the reporting period, U.S. leveraged finance markets exhibited an increasing amount of negative volatility despite the ongoing presence of healthy fundamental credit conditions. This included the U.S. leveraged loan market. Credit spreads moved wider, and asset prices declined as macroeconomic, geopolitical and technical headwinds gained steam. In fact, the spread between the CSLLI and 3-month LIBOR2 (a common benchmark rate for floating rate assets), as measured by a 3-year discount margin, increased from 4.43% at the beginning of the period to 6.58% by the end of the reporting period. The average price of assets in the CSLLI (excluding defaulted constituents) decreased from $98.53 to $92.03 during the reporting period. The substantial move lower in asset prices more than offset the rising income levels induced by higher short term rates. This combination produced a negative total return for investors during the period.
Uncertainty was the overriding theme for risk markets, including leveraged loans, following the dramatic recovery out of the pandemic-induced meltdown experienced during the prior reporting period. The macroeconomic and geopolitical environment offered a litany of unpredictable risk factors conspiring to provoke turbulence in the investing sphere as more time elapsed during the reporting period. Namely, stubborn inflation, a hawkish and determined Federal Reserve Bank (the “Fed”), rising interest rate pressure, growing recession fears, shaky corporate earnings outlooks, the entrenched war in Ukraine, supply chain woes and Covid-19 disruptions in China were the key ingredients needed to whip up a toxic brew of uncertainty. As the final quarter of the fiscal year rolled along, the negative sentiment for fixed income markets shifted from interest rate risk to economic and credit risk. While the institutional leveraged loan market displayed relative resiliency versus other asset classes, challenging conditions eventually caught up to the loan market during the final months. In addition, the leveraged loan market experienced fund outflows and multi-asset portfolio reallocations in response to the aforementioned factors, which exacerbated the technical pressure on the asset class during May and June of 2022.
With inflation running higher than anticipated and a hawkish Fed on the move, short term rates shifted materially higher. The CME 3-Month Term Secured Overnight Financing Rate (SOFR), a forward-looking measurement of SOFR rates moved higher to 2.12%, up sharply from near-zero levels witnessed at the early stages of the reporting period. With the upward movement in short term rates, floating rate loan coupons increased further. Given the ongoing transition away from LIBOR, an increasing percentage of the loan market was comprised of borrowers that utilize Term SOFR as the standard benchmark rate index for coupon calculations during the quarter.
Fund Performance
During the reporting period, the Fund invested in a portfolio that was widely diversified over industry sectors and issuers and was comprised of floating-rate bank loans, corporate bonds, bank loan exchange-traded funds (ETFs), collateralized loan obligations and cash. The Fund generated a negative return and underperformed relative to the CSLLI. Relative performance versus the CSLLI was negatively impacted by its holdings in shorter duration high-yield corporate bonds. While credit stress and default rates were modest relative to historical averages, the U.S. high-yield market significantly underperformed the U.S. leveraged loan market. The Fund’s overweight positioning to the lower quality “CCC”-rated tier and ETF holdings also detracted from relative performance versus the CSLLI. Several of the more significant underperforming holdings included: Bausch Health, a diversified pharmaceutical firm; Endo International, a specialty pharmaceutical firm; and Interior Logic, an interior design products firm. Certain technology and software firms that contributed positively to relative performance included Hyland Software, Tibco Software and Optiv Security.

1
 Please see the footnotes to the line graph below for definitions of, and further information about, the CSLLI.
2
 LIBOR is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market (or interbank market).
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Bank Loan Core Fund (the “Fund”) from June 30, 2012 to June 30, 2022, compared to the Credit Suisse Leveraged Loan Index (CSLLI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT
Growth of $10,000 as of June 30, 2022

Average Annual Total Returns for the Period Ended 6/30/2022
	1 Year	5 Years	10 Years
Fund	-4.39%	2.30%	3.60%
CSLLI	-2.68%	2.98%	3.90%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 The Fund’s performance assumes the reinvestment of all dividends and distributions. The CSLLI has been adjusted to reflect reinvestment of dividends on securities in the index.
2
 The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At June 30, 2022, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	19.7%
Health Care	13.5%
Media Entertainment	6.8%
Finance Companies	5.3%
Chemicals	4.8%
Insurance - P&C	4.3%
Consumer Cyclical Services	3.9%
Industrial - Other	3.8%
Gaming	3.7%
Other[2]	29.8%
Cash Equivalents[3]	0.4%
Other Assets and Liabilities - Net[4]	4.0%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Credit Suisse Leveraged
Loan Index (CSLLI). Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
June 30, 2022
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—78.3%
		Aerospace/Defense—0.6%
$ 6,787,287		Peraton Corp., Term Loan B–1st Lien, 5.416% (1-month USLIBOR + 3.750%), 2/1/2028	$ 6,392,165
2,566,299		TransDigm, Inc., 2020 Term Loan E–1st Lien, 3.916% (1-month USLIBOR + 2.250%), 5/30/2025	2,445,260
		TOTAL	8,837,425
		Airlines—0.4%
5,000,000		AAdvantage Loyalty IP Ltd., 2021 Term Loan–1st Lien, 5.813% (3-month USLIBOR + 4.750%), 4/20/2028	4,783,025
		Automotive—1.2%
1,980,000		Adient US, LLC, 2021 Term Loan B–1st Lien, 4.916% (1-month USLIBOR + 3.250%), 4/10/2028	1,849,647
5,325,349		Clarios Global LP, 2021 Term Loan B–1st Lien, 4.916% (1-month USLIBOR + 3.250%), 4/30/2026	4,985,858
798,000		Dexko Global, Inc., 2021 Delayed Draw Term Loan, 5.402% (1-month USLIBOR + 3.750%), 10/4/2028	737,152
4,189,500		Dexko Global, Inc., 2021 Term Loan B, 5.982% (3-month USLIBOR + 3.750%), 10/4/2028	3,870,051
2,871,401		TI Group Automotive Systems, LLC, 2021 Term Loan–1st Lien, 5.500% (3-month USLIBOR + 3.250%), 12/16/2026	2,771,505
1,975,000		Truck Hero, Inc., 2021 Term Loan B–1st Lien, 5.166% (1-month USLIBOR + 3.500%), 1/31/2028	1,774,537
		TOTAL	15,988,750
		Building Materials—2.3%
1,458,750		American Builders & Contractors Supply Co., Inc., 2019 Term Loan–1st Lien, 3.666% (1-month USLIBOR + 2.000%), 1/15/2027	1,383,304
4,732,359		Cornerstone Building Brands, Inc., 2021 Term Loan B–1st Lien, 4.574% (1-month USLIBOR + 3.250%), 4/12/2028	3,948,563
5,417,563		CP Atlas Buyer, Inc., 2021 Term Loan B–1st Lien, 5.416% (1-month USLIBOR + 3.750%), 11/23/2027	4,780,999
4,935,038		Foundation Building Materials Holding Co., LLC, 2021 Term Loan–1st Lien, 4.489% (3-month USLIBOR + 3.250%), 1/31/2028	4,342,833
857,143	[2]	Icebox Holdco III, Inc., 2021 Delayed Draw Term Loan–1st Lien, TBD (unfunded), 12/22/2028	807,857
4,132,500		Icebox Holdco III, Inc., 2021 Term Loan–1st Lien, 6.000% (3-month USLIBOR + 3.750%), 12/22/2028	3,894,881
4,000,000		Icebox Holdco III, Inc., 2021 Term Loan–2nd Lien, 9.000% (3-month USLIBOR + 6.750%), 12/21/2029	3,820,000
333,333	[2]	IPS Corp., 2021 Delayed Draw Term Loan–1st Lien, TBD (unfunded), 10/2/2028	308,055
1,662,500		IPS Corp., 2021 Term Loan–1st Lien, 5.166% (1-month USLIBOR + 3.500%), 10/2/2028	1,536,424
997,500		Srs Distribution, Inc., 2022 Incremental Term Loan–1st Lien, 4.000% (SOFR + 3.500%), 6/4/2028	921,755
2,481,250		SRS Distribution, Inc., 2021 Term Loan B–1st Lien, 4.019% (3-month USLIBOR + 3.500%), 6/2/2028	2,297,638
3,940,125		White Cap Buyer, LLC, Term Loan B–1st Lien, 5.275% (SOFR + 3.750%), 10/19/2027	3,642,153
		TOTAL	31,684,462
		Cable Satellite—2.0%
1,840,500		Charter Communications Operating, LLC, 2019 Term Loan B2–1st Lien, 3.420% (1-month USLIBOR + 1.750%), 2/1/2027	1,759,324
1,870,312		CSC Holdings, LLC, 2017 Term Loan B1–1st Lien, 3.574% (1-month USLIBOR + 2.250%), 7/17/2025	1,745,001
3,850,455		CSC Holdings, LLC, 2018 Incremental Term Loan–1st Lien, 3.574% (1-month USLIBOR + 2.250%), 1/15/2026	3,592,975
1,936,672		CSC Holdings, LLC, 2019 Term Loan B5–1st Lien, 3.824% (1-month USLIBOR + 2.500%), 4/15/2027	1,804,939
5,995,340		DirecTV Financing LLC, Term Loan–1st Lien, 6.666% (1-month USLIBOR + 5.000%), 8/2/2027	5,536,967
2,275,000		Telenet Financing USD, LLC, 2020 Term Loan AR–1st Lien, 3.324% (1-month USLIBOR + 2.000%), 4/30/2028	2,111,951
5,000,000		UPC Financing Partnership, 2021 Term Loan AX–1st Lien, 4.324% (1-month USLIBOR + 3.000%), 1/31/2029	4,766,650
1,500,000		Virgin Media Bristol, LLC, Term Loan N–1st Lien, 3.824% (1-month USLIBOR + 2.500%), 1/31/2028	1,409,160
4,000,000		Ziggo Financing Partnership, Term Loan I–1st Lien, 3.824% (1-month USLIBOR + 2.500%), 4/30/2028	3,741,560
		TOTAL	26,468,527
		Chemicals—4.1%
3,945,038		Atotech B.V., 2021 Term Loan B–1st Lien, 4.166% (1-month USLIBOR + 2.500%), 3/18/2028	3,779,011
4,447,828		Element Solutions, Inc., 2019 Term Loan B1–1st Lien, 3.666% (1-month USLIBOR + 2.000%), 1/31/2026	4,401,682
3,749,649		Illuminate Buyer, LLC, 2021 Term Loan–1st Lien, 5.166% (1-month USLIBOR + 3.500%), 6/30/2027	3,475,793
975,038		INEOS Styrolution US Holding, LLC, 2021 Term Loan B, 4.416% (1-month USLIBOR + 2.750%), 1/29/2026	922,932
4,178,983		Lonza Group AG, Term Loan B–1st Lien, 6.250% (3-month USLIBOR + 4.000%), 7/3/2028	3,758,995
4,079,495		Messer Industries GmbH, 2018 Term Loan–1st Lien, 4.750% (3-month USLIBOR + 2.500%), 3/2/2026	3,909,951
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$ 3,478,759		Olympus Water US Holding Corp., 2021 Term Loan B–1st Lien, 6.063% (3-month USLIBOR + 3.750%), 11/9/2028	$ 3,250,466
3,938,363		Polar US Borrower, LLC, 2018 Term Loan–1st Lien, 5.593%–8.500% (1-month USLIBOR + 4.750%, 3-month USLIBOR + 4.750%, PRIME + 3.750%), 10/15/2025	3,613,448
5,416,288		Potters Industries, LLC, Term Loan B–1st Lien, 6.250% (3-month USLIBOR + 4.000%), 12/14/2027	5,172,555
990,000		PQ Corp., 2021 Term Loan B–1st Lien, 3.739% (3-month USLIBOR + 2.500%), 6/9/2028	948,237
3,980,000		Sparta U.S. HoldCo., LLC, 2021 Term Loan–1st Lien, 4.620% (1-month USLIBOR + 3.500%), 8/2/2028	3,810,850
3,709,320		Starfruit Finco B.V., 2018 Term Loan B–1st Lien, 5.250% (3-month USLIBOR + 3.000%), 10/1/2025	3,518,049
4,972,506		VC GB Holdings I Corp., Term Loan, 6.377% (6-month USLIBOR + 3.500%), 7/21/2028	4,372,722
8,000,000		VC GB Holdings I Corp., Term Loan–2nd Lien, 9.627% (3-month USLIBOR + 6.750%), 7/23/2029	7,180,000
2,980,013		W.R. Grace & Co.-Conn., 2021 Term Loan B–1st Lien, 6.063% (3-month USLIBOR + 3.750%), 9/22/2028	2,836,227
		TOTAL	54,950,918
		Consumer Cyclical Services—3.5%
5,798,207		Allied Universal Holdco, LLC, 2021 Incremental Term Loan B–1st Lien, 5.416% (1-month USLIBOR + 3.750%), 5/12/2028	5,327,103
6,761,867		AP Core Holdings II, LLC, Amortization Term Loan B1–1st Lien, 7.166% (1-month USLIBOR + 5.500%), 9/1/2027	6,429,386
6,750,000		AP Core Holdings II, LLC, High-Yield Term Loan B2–1st Lien, 7.166% (1-month USLIBOR + 5.500%), 9/1/2027	6,381,551
5,885,250		Century Casinos, Inc., 2022 Term Loan–1st Lien, 7.145% (SOFR CME + 6.000%), 4/2/2029	5,693,980
5,262,045		Core & Main LP, 2021 Term Loan B–1st Lien, 4.124% (1-month USLIBOR + 2.500%), 7/27/2028	5,027,463
3,496,523		Garda World Security Corp., 2021 Term Loan B–1st Lien, 5.900% (1-month USLIBOR + 4.250%), 10/30/2026	3,251,766
1,500,000		Garda World Security Corp., 2022 Term Loan B–1st Lien, 5.749% (SOFR CME + 4.250%), 2/1/2029	1,383,750
3,980,000		Jack Ohio Finance, LLC, Term Loan–1st Lien, 6.416% (1-month USLIBOR + 4.750%), 10/4/2028	3,761,100
8,910,000		Signal Parent, Inc., Term Loan B–1st Lien, 5.166% (1-month USLIBOR + 3.500%), 4/3/2028	7,009,185
3,970,000		U.S. Anesthesia Partners, Inc., 2021 Term Loan–1st Lien, 5.312% (1-month USLIBOR + 4.250%), 10/1/2028	3,713,935
		TOTAL	47,979,219
		Consumer Products—1.8%
4,865,568		BCPE Empire Holdings, Inc., 2019 Term Loan B–1st Lien, 5.666% (1-month USLIBOR + 4.000%), 6/11/2026	4,610,126
847,875		BCPE Empire Holdings, Inc., 2022 Incremental Term Loan–1st Lien, 6.250% (SOFR CME + 4.625%), 6/11/2026	799,122
3,950,000		CNT Holdings I Corp., 2020 Term Loan–1st Lien, 4.690% (1-month USLIBOR + 3.500%), 11/8/2027	3,759,491
1,500,000		CNT Holdings I Corp., 2020 Term Loan–2nd Lien, 7.940% (1-month USLIBOR + 6.750%), 11/6/2028	1,451,250
4,468,772		Diamond (BC) B.V., 2021 Term Loan B–1st Lien, 3.989% (3-month USLIBOR + 2.750%), 9/29/2028	4,144,786
3,950,000		Energizer Holdings, Inc., 2020 Term Loan, 3.875% (1-month USLIBOR + 2.250%), 12/22/2027	3,759,926
634,003		New Constellis Borrower, LLC, 2020 PIK Term Loan–2nd Lien, 12.787% (1-month USLIBOR + 11.000%), 3/27/2025	286,294
2,942,551		Sunshine Luxembourg VII S.a.r.l., 2021 Term Loan B3–1st Lien, 6.000% (3-month USLIBOR + 3.750%), 10/1/2026	2,733,409
2,468,750		WOOF Holdings, Inc., Term Loan–1st Lien, 5.813% (3-month USLIBOR + 3.750%), 12/21/2027	2,314,453
500,000		WOOF Holdings, Inc., Term Loan–2nd Lien, 9.313% (3-month USLIBOR + 7.250%), 12/21/2028	482,500
		TOTAL	24,341,357
		Diversified—0.3%
997,500		Pre-Paid Legal Services, Inc., 2021 Term Loan–1st Lien, 5.416% (1-month USLIBOR + 3.750%), 12/15/2028	933,600
3,000,000		Pre-Paid Legal Services, Inc., 2021 Term Loan–2nd Lien, 8.666% (1-month USLIBOR + 7.000%), 12/14/2029	2,880,000
		TOTAL	3,813,600
		Diversified Manufacturing—1.4%
6,388,885		Dynacast International, LLC, 2021 First Out Term Loan, 6.006% (3-month USLIBOR + 4.500%), 7/22/2025	5,877,774
2,000,000	[2]	Entegris, Inc., 2022 Term Loan B, TBD, 3/2/2029	1,940,000
1,970,430		Gardner Denver, Inc., 2020 Term Loan B2–1st Lien, 3.375% (1-month USLIBOR + 1.750%), 3/1/2027	1,893,091
3,343,773		Gates Global, LLC, 2021 Term Loan B3–1st Lien, 4.166% (1-month USLIBOR + 2.500%), 3/31/2027	3,164,882
977,500		Ingersoll-Rand Services Co., 2020 Spinco Term Loan–1st Lien, 3.375% (1-month USLIBOR + 1.850%), 3/1/2027	939,133
4,937,500		Watlow Electric Manufacturing Co., Term Loan B–1st Lien, 5.416% (1-month USLIBOR + 3.750%), 3/2/2028	4,645,348
		TOTAL	18,460,228
		Financial Institutions—0.9%
6,088,126		Sedgwick Claims Management Services, Inc., 2018 Term Loan B–1st Lien, 4.916% (1-month USLIBOR + 3.250%), 12/31/2025	5,733,493
3,880,000		Sedgwick Claims Management Services, Inc., 2019 Term Loan B–1st Lien, 5.416% (1-month USLIBOR + 3.750%), 9/3/2026	3,700,550
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Financial Institutions—continued
$ 2,899,083		Sedgwick Claims Management Services, Inc., 2020 Term Loan B3–1st Lien, 5.916% (1-month USLIBOR + 4.250%), 9/3/2026	$ 2,806,689
		TOTAL	12,240,732
		Food & Beverage—0.7%
1,865,000		Aramark Services, Inc., 2019 Term Loan B4–1st Lien, 3.416% (1-month USLIBOR + 1.750%), 1/15/2027	1,776,422
4,962,500		City Brewing Co., LLC, Closing Date Term Loan–1st Lien, 4.469% (3-month USLIBOR + 3.500%), 4/5/2028	4,429,031
856,288		Reynolds Consumer Products, LLC, Term Loan–1st Lien, 3.416% (1-month USLIBOR + 1.750%), 2/4/2027	825,346
2,985,000		US Foods, Inc., 2021 Term Loan B–1st Lien, 4.325% (3-month USLIBOR + 2.750%), 11/22/2028	2,852,914
		TOTAL	9,883,713
		Gaming—2.3%
3,281,538		Caesars Resort Collection, LLC, 2017 Term Loan B–1st Lien, 4.416% (1-month USLIBOR + 2.750%), 12/23/2024	3,167,702
4,912,500		Caesars Resort Collection, LLC, 2020 Term Loan B1–1st Lien, 5.166% (1-month USLIBOR + 3.500%), 7/21/2025	4,747,317
3,013,170		Golden Entertainment, Inc., 2017 Term Loan–1st Lien, 4.630% (1-month USLIBOR + 3.000%), 10/21/2024	2,945,374
3,750,000		Great Canadian Gaming Corp., 2021 Term Loan–1st Lien, 6.096% (3-month USLIBOR + 4.000%), 11/1/2026	3,540,000
7,820,900		J&J Ventures Gaming, LLC, Term Loan–1st Lien, 6.250% (3-month USLIBOR + 4.000%), 4/26/2028	7,517,840
6,000,000		Scientific Games Holdings LP, 2022 Term Loan B–1st Lien, 4.175% (SOFR + 3.500%), 4/4/2029	5,571,240
3,000,000		Scientific Games International, Inc., 2022 Term Loan–1st Lien, 4.358% (SOFR CME + 3.000%), 4/14/2029	2,856,870
982,525		Stars Group Holdings BV, 2018 Incremental Term Loan–1st Lien, 4.500% (3-month USLIBOR + 2.250%), 7/21/2026	937,260
		TOTAL	31,283,603
		Health Care—12.1%
3,780,477		AHP Health Partners, Inc., 2021 Term Loan B–1st Lien, 5.166% (1-month USLIBOR + 3.500%), 8/24/2028	3,579,640
724,638	[2]	Athenahealth, Inc., 2022 Delayed Draw Term Loan–1st Lien, TBD, 2/15/2029	669,388
4,275,362		Athenahealth, Inc., 2022 Term Loan B–1st Lien, 5.009% (SOFR + 3.500%), 2/15/2029	3,949,387
4,600,028		Avantor Funding, Inc., 2021 Term Loan B5–1st Lien, 3.916% (1-month USLIBOR + 2.250%), 11/8/2027	4,434,726
8,000,000		Aveanna Healthcare, LLC, 2021 Term Loan–2nd Lien, 8.595% (1-month USLIBOR + 7.000%), 12/10/2029	7,160,000
4,940,100		Azalea Topco, Inc., 2021 Term Loan B–1st Lien, 4.989% (3-month USLIBOR + 3.750%), 7/24/2026	4,705,445
3,990,000		Azalea Topco, Inc., 2022 Incremental Term Loan–1st Lien, 4.900% (SOFR + 3.750%), 7/25/2026	3,740,625
4,000,000		Bausch & Lomb, Inc., Term Loan–1st Lien, 4.549% (SOFR CME + 3.250%), 5/10/2027	3,738,000
2,061,444		Carestream Dental Equipment, Inc., 2017 Term Loan–1st Lien, 4.916% (1-month USLIBOR + 3.250%), 9/1/2024	1,978,986
2,064,013		Carestream Dental Equipment, Inc., 2021 Term Loan–1st Lien, 6.166% (1-month USLIBOR + 4.500%), 9/1/2024	1,971,132
5,000,000		Carestream Dental Equipment, Inc., 2021 Term Loan–2nd Lien, 9.666% (1-month USLIBOR + 8.000%), 9/1/2025	4,875,000
8,260,502		Carestream Health, Inc., 2020 Extended PIK Term Loan–2nd Lien, 14.750% (6.750% Cash 3-month USLIBOR + 4.500%, 8.000% PIK), 8/8/2023	7,152,190
1,150,227		Carestream Health, Inc., 2020 Extended Term Loan–1st Lien, 9.500% (3-month USLIBOR + 6.750%), 5/8/2023	1,144,188
6,099,759		Curia Global, Inc., 2021 Term Loan–1st Lien, 4.989% (3-month USLIBOR + 3.750%), 8/30/2026	5,774,459
7,812,330		Curium BidCo S.a r.l., 2020 Term Loan–1st Lien, 5.006% (3-month USLIBOR + 4.000%), 12/2/2027	7,441,244
2,604,761		Elanco Animal Health, Inc., Term Loan B–1st Lien, 2.812% (1-month USLIBOR + 1.750%), 8/1/2027	2,467,034
1,648,044		Embecta Corp., Term Loan B–1st Lien, 5.054% (SOFR CME + 3.000%), 3/30/2029	1,561,521
5,578,833		Endo Luxembourg Finance Co. I S.a r.l., 2021 Term Loan–1st Lien, 6.688% (1-month USLIBOR + 5.000%), 3/27/2028	4,286,301
629,921	[2]	Forefront Management Holdings, LLC, 2022 Delayed Draw Term Loan–1st Lien, 5.338% (SOFR + 4.250%)(partially unfunded), 4/2/2029	588,976
3,370,079		Forefront Management Holdings, LLC, 2022 Term Loan B–1st Lien, 5.331% (SOFR CME + 4.250%), 4/2/2029	3,151,024
5,326,362		Global Medical Response, Inc., 2017 Incremental Term Loan–1st Lien, 5.916% (1-month USLIBOR + 4.250%), 3/14/2025	4,969,629
3,865,190		Global Medical Response, Inc., 2020 Term Loan B–1st Lien, 5.250% (3-month USLIBOR + 4.250%), 10/2/2025	3,605,507
1,488,230		IQVIA, Inc., 2017 Term Loan B1–1st Lien, 3.416% (1-month USLIBOR + 1.750%), 3/7/2024	1,464,047
893,653		IQVIA, Inc., 2017 Term Loan B2–1st Lien, 3.416% (1-month USLIBOR + 1.750%), 1/17/2025	869,077
2,264,446		IQVIA, Inc., 2018 Term Loan B3–1st Lien, 4.000% (3-month USLIBOR + 1.750%), 6/11/2025	2,205,956
1,995,000		MDVIP, Inc., 2021 Term Loan–1st Lien, 5.345% (1-month USLIBOR + 3.750%), 10/16/2028	1,898,582
1,000,000		MDVIP, Inc., 2021 Term Loan–2nd Lien, 8.095% (1-month USLIBOR + 6.500%), 10/15/2029	963,750
1,995,000		MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan–1st Lien, 5.666% (1-month USLIBOR + 4.000%), 12/18/2028	1,855,350
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 3,000,000		MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan–2nd Lien, 8.416% (1-month USLIBOR + 6.750%), 12/17/2029	$ 2,685,000
4,987,500		Medline Borrower, LP, Term Loan B–1st Lien, 4.916% (1-month USLIBOR + 3.250%), 10/23/2028	4,640,719
3,822,393		MH Sub I, LLC, 2017 Term Loan–1st Lien, 5.416% (1-month USLIBOR + 3.500%), 9/13/2024	3,609,792
5,074,005		MH Sub I, LLC, 2020 Incremental Term Loan–1st Lien, 5.416% (1-month USLIBOR + 3.750%), 9/13/2024	4,791,129
6,750,000		MH Sub I, LLC, 2021 Term Loan–2nd Lien, 7.916% (1-month USLIBOR + 6.250%), 2/23/2029	6,395,625
2,967,525		MPH Acquisition Holdings, LLC, 2021 Term Loan B–1st Lien, 5.825% (3-month USLIBOR + 4.250%), 9/1/2028	2,740,510
6,847,355		National Mentor Holdings, Inc., 2021 Term Loan–1st Lien, 5.420%–6.010% (1-month USLIBOR + 3.750%, 3-month USLIBOR + 3.750%), 3/2/2028	5,968,223
2,000,000		National Mentor Holdings, Inc., 2021 Term Loan–2nd Lien, 9.510% (3-month USLIBOR + 7.250%), 3/2/2029	1,800,000
152,806		National Mentor Holdings, Inc., 2021 Term Loan C–1st Lien, 6.010% (3-month USLIBOR + 3.750%), 3/2/2028	133,187
2,954,722		Navicure, Inc., 2019 Term Loan B–1st Lien, 5.666% (1-month USLIBOR + 4.000%), 10/22/2026	2,810,680
11,648,749		Osteon Merger Subsidiary, Inc., 2018 Term Loan B–1st Lien, 5.325% (2-month USLIBOR + 3.750%), 2/14/2025	10,775,093
2,962,500		Packaging Coordinators Midco, Inc., 2020 Term Loan–1st Lien, 6.000% (3-month USLIBOR + 3.750%), 11/30/2027	2,808,820
5,985,000		Parexel International Corp., 2021 Term Loan–1st Lien, 4.883% (1-month USLIBOR + 3.250%), 11/15/2028	5,636,374
3,465,000		Pluto Acquisition I, Inc., 2021 Term Loan–1st Lien, 6.076% (3-month USLIBOR + 4.000%), 6/22/2026	3,036,206
960,076		Radnet Management, Inc., 2021 Term Loan–1st Lien, 4.624%–6.750% (1-month USLIBOR + 3.000%, PRIME + 2.000%), 4/21/2028	914,875
1,345,456		RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B–1st Lien, 5.416% (1-month USLIBOR + 3.750%), 11/16/2025	1,259,159
992,500		Signify Health, LLC, 2021 Term Loan B–1st Lien, 6.127% (3-month USLIBOR + 3.250%), 6/22/2028	940,394
2,500,000		Sotera Health Holdings, LLC, 2021 Term Loan–1st Lien, 4.416% (1-month USLIBOR + 2.750%), 12/11/2026	2,384,375
8,903,227		Team Health Holdings, Inc., 2022 Term Loan B–1st Lien, 6.775% (SOFR CME + 5.250%), 3/2/2027	7,534,356
1,500,000		Vizient, Inc., 2022 Term Loan B–1st Lien, 3.684% (SOFR CME + 2.250%), 4/28/2029	1,491,833
		TOTAL	164,557,514
		Independent Energy—0.7%
7,750,000		Ascent Resources Utica Holdings LLC, 2020 Fixed Term Loan–2nd Lien, 10.021% (3-month USLIBOR + 9.000%), 11/1/2025	8,163,308
985,025		Southwestern Energy Co., 2021 Term Loan–1st Lien, 4.704% (SOFR + 2.500%), 6/22/2027	960,399
		TOTAL	9,123,707
		Industrial - Other—3.5%
1,950,144		Alchemy Copyrights, LLC, Term Loan B–1st Lien, 4.062% (1-month USLIBOR + 3.000%), 3/10/2028	1,886,765
4,433,068		EXC Holdings III Corp., 2017 Term Loan–1st Lien, 5.750% (3-month USLIBOR + 3.500%), 12/2/2024	4,255,745
5,638,082		EXC Holdings III Corp., 2017 Term Loan–2nd Lien, 8.500% (3-month USLIBOR + 7.500%), 12/1/2025	5,440,749
4,271,099		Filtration Group Corp., 2018 Term Loan–1st Lien, 4.666% (1-month USLIBOR + 3.000%), 3/29/2025	4,054,490
3,715,641		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 5.166% (1-month USLIBOR + 3.500%), 10/21/2028	3,483,413
4,950,083		Fluid-Flow Products, Inc., Term Loan–1st Lien, 6.000% (3-month USLIBOR + 3.750%), 3/31/2028	4,671,641
1,500,000		Fluid-Flow Products, Inc., Term Loan–2nd Lien, 9.000% (3-month USLIBOR + 6.750%), 3/16/2029	1,447,500
4,950,000		Madison IAQ, LLC, Term Loan–1st Lien, 4.524% (6-month USLIBOR + 3.250%), 6/21/2028	4,522,023
3,957,462		Resideo Funding, Inc., 2021 Term Loan–1st Lien, 3.360%–3.650% (1-month USLIBOR + 2.250%, 2-month USLIBOR + 2.250%, 3-month USLIBOR + 2.250%), 2/11/2028	3,828,845
6,750,000		SPX Flow, Inc., 2022 Term Loan, 6.125% (SOFR + 4.500%), 4/5/2029	6,307,875
1,920,000		Vectra Co., Term Loan–1st Lien, 4.916% (1-month USLIBOR + 3.250%), 3/8/2025	1,363,200
1,561,650		Vectra Co., Term Loan–2nd Lien, 8.916% (1-month USLIBOR + 7.250%), 3/8/2026	1,225,895
4,890,877		Vertical US Newco, Inc., Term Loan B–1st Lien, 4.019% (6-month USLIBOR + 3.500%), 7/30/2027	4,594,392
		TOTAL	47,082,533
		Insurance - P&C—3.7%
4,815,405		AmWINS Group, Inc., 2021 Term Loan B–1st Lien, 3.916% (1-month USLIBOR + 2.250%), 2/19/2028	4,563,944
4,647,305		AssuredPartners, Inc., 2020 Term Loan B–1st Lien, 5.166% (1-month USLIBOR + 3.500%), 2/12/2027	4,365,562
2,902,951		AssuredPartners, Inc., 2021 Term Loan B–1st Lien, 5.166% (1-month USLIBOR + 3.500%), 2/12/2027	2,728,774
2,625,647		Asurion, LLC, 2018 Term Loan B6–1st Lien, 4.791% (1-month USLIBOR + 3.125%), 11/3/2023	2,530,192
4,785,232		Asurion, LLC, 2018 Term Loan B7–1st Lien, 4.666% (1-month USLIBOR + 3.000%), 11/3/2024	4,500,511
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Insurance - P&C—continued
$ 2,535,431		Asurion, LLC, 2020 Term Loan B8–1st Lien, 4.916% (1-month USLIBOR + 3.250%), 12/23/2026	$ 2,305,670
5,750,000		Asurion, LLC, 2021 Term Loan B3–2nd Lien, 6.916% (1-month USLIBOR + 5.250%), 1/31/2028	4,937,812
3,000,000		Asurion, LLC, 2021 Term Loan B4–2nd Lien, 6.916% (1-month USLIBOR + 5.250%), 1/20/2029	2,563,500
1,955,050		Asurion, LLC, 2021 Term Loan B9–1st Lien, 4.916% (1-month USLIBOR + 3.250%), 7/31/2027	1,774,208
4,705,887		Hub International Ltd., 2018 Term Loan B–1st Lien, 4.214% (3-month USLIBOR + 3.000%), 4/25/2025	4,467,652
3,880,500		Hub International Ltd., 2021 Term Loan B–1st Lien, 4.348% (3-month USLIBOR + 3.250%), 4/25/2025	3,690,666
5,075,341		NFP Corp., 2020 Term Loan–1st Lien, 4.916% (1-month USLIBOR + 3.250%), 2/15/2027	4,704,842
2,917,576		Ryan Specialty Group, LLC, Term Loan–1st Lien, 4.625% (SOFR CME + 3.000%), 9/1/2027	2,815,461
2,333,246		USI, Inc., 2017 Repriced Term Loan–1st Lien, 5.250% (3-month USLIBOR + 3.000%), 5/16/2024	2,242,109
2,437,561		USI, Inc., 2019 Incremental Term Loan B–1st Lien, 5.500% (3-month USLIBOR + 3.250%), 12/2/2026	2,273,025
		TOTAL	50,463,928
		Lodging—0.7%
5,329,076		Aimbridge Acquisition Co., Inc., 2019 Term Loan B–1st Lien, 5.416% (1-month USLIBOR + 3.750%), 2/2/2026	4,778,396
2,837,030		Alterra Mountain Co., Term Loan B1–1st Lien, 4.416% (1-month USLIBOR + 2.750%), 7/31/2024	2,760,203
1,676,287		Four Seasons Hotels Ltd., Term Loan–1st Lien, 3.666% (1-month USLIBOR + 2.000%), 11/30/2023	1,661,972
		TOTAL	9,200,571
		Media Entertainment—5.7%
3,000,000		AVSC Holding Corp., 2018 Term Loan–2nd Lien, 8.585% (3-month USLIBOR + 7.250%), 9/1/2025	2,442,000
2,857,185		AVSC Holding Corp., 2020 Term Loan B1–1st Lien, 5.361% (5.111% Cash 3-month USLIBOR + 3.250%, 0.250% PIK), 3/3/2025	2,473,250
1,489,083		AVSC Holding Corp., 2020 Term Loan B2–1st Lien, 7.111% (6.111% Cash 3-month USLIBOR +4.500%, 1.000% PIK), 10/15/2026	1,302,412
5,818,916		Clear Channel Outdoor Holdings, Inc., Term Loan B–1st Lien, 4.739% (3-month USLIBOR + 3.500%), 8/21/2026	5,028,998
3,358,563		CMG Media Corp., 2021 Term Loan–1st Lien, 5.166% (1-month USLIBOR + 3.500%), 12/17/2026	3,104,018
7,159,541		Comet Bidco Ltd., 2018 Term Loan B–1st Lien, 7.076% (6-month USLIBOR + 5.000%), 9/30/2024	5,906,621
3,149,162		Cumulus Media New Holdings, Inc., Term Loan B–1st Lien, 4.750% (6-month USLIBOR + 3.750%), 3/31/2026	3,016,646
952,500		E.W. Scripps Co. (The), 2018 Term Loan B–1st Lien, 3.666% (1-month USLIBOR + 2.000%), 10/2/2024	938,065
2,978,515		E.W. Scripps Co. (The), 2020 Term Loan B3–1st Lien, 4.416% (1-month USLIBOR + 2.750%), 1/7/2028	2,827,117
4,511,424		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 4.166% (1-month USLIBOR + 2.500%), 5/22/2024	4,314,748
1,504,058		Entercom Media Corp., 2019 Term Loan–1st Lien, 4.133% (1-month USLIBOR + 2.500%), 11/18/2024	1,342,371
1,982,519		Gray Television, Inc., 2021 Term Loan D–1st Lien, 4.062% (1-month USLIBOR + 3.000%), 12/1/2028	1,902,683
3,712,612		iHeartCommunications, Inc., 2020 Incremental Term Loan–1st Lien, 4.916% (1-month USLIBOR + 3.250%), 5/1/2026	3,468,971
7,678,111		Magnite, Inc., Term Loan–1st Lien, 5.810%–6.670% (1-month USLIBOR + 5.000%, 6-month USLIBOR + 5.000%), 4/28/2028	7,380,584
2,736,250		NEP Group, Inc., Incremental Term Loan B–1st Lien, 7.750% (PRIME + 3.000%), 10/20/2025	2,614,829
6,269,043		NEP/NCP Holdco, Inc., 2018 Term Loan–1st Lien, 4.916% (1-month USLIBOR + 3.250%), 10/20/2025	5,859,299
4,500,000		NEP/NCP Holdco, Inc., 2018 Term Loan–2nd Lien, 8.666% (1-month USLIBOR + 7.000%), 10/19/2026	4,159,710
1,682,839		Nexstar Broadcasting, Inc., 2019 Term Loan B4–1st Lien, 4.166% (1-month USLIBOR + 2.500%), 9/18/2026	1,663,318
578,699		Nielsen Finance, LLC, Term Loan B4–1st Lien, 3.190% (1-month USLIBOR + 2.000%), 10/4/2023	576,124
526,866		Outfront Media Capital, LLC, 2019 Term Loan B–1st Lien, 3.416% (1-month USLIBOR + 1.750%), 11/18/2026	503,420
4,293,231		Recorded Books, Inc., 2021 Term Loan–1st Lien, 6.003% (3-month USLIBOR + 4.000%), 8/29/2025	4,086,620
2,955,038		Sinclair Television Group, Inc., 2021 Term Loan B3–1st Lien, 4.670% (1-month USLIBOR + 3.000%), 4/1/2028	2,746,944
4,000,000		Sinclair Television Group, Inc., 2022 Term Loan B4–1st Lien, 5.375% (SOFR CME + 3.750%), 4/21/2029	3,700,000
3,990,000		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 4.916% (1-month USLIBOR + 3.250%), 1/31/2029	3,743,119
1,900,000		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 6.254% (SOFR CME + 4.250%), 6/8/2029	1,816,077
		TOTAL	76,917,944
		Metals & Mining—0.2%
2,481,250		Grinding Media, Inc., 2021 Term Loan B–1st Lien, 4.796% (3-month USLIBOR + 4.000%), 10/12/2028	2,270,344
		Oil Field Services—0.1%
1,875,000		ChampionX Corp., 2022 Term Loan B1–1st Lien, 4.493% (SOFR CME + 3.250%), 6/7/2029	1,853,906
		Other—0.5%
4,000,000		ABG Intermediate Holdings 2, LLC, 2021 Term Loan–2nd Lien, 7.625% (SOFR + 6.000%), 12/20/2029	3,740,000
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Other—continued
$ 4,000,000		ABG Intermediate Holdings 2, LLC, 2021 Term Loan B1–1st Lien, 5.275% (SOFR + 3.750%), 12/21/2028	$ 3,750,000
		TOTAL	7,490,000
		Packaging—2.1%
166,667		Anchor Glass Container Corp., 2016 Term Loan–2nd Lien, 8.750% (3-month USLIBOR + 7.750%), 12/7/2024	71,042
236,400		Anchor Glass Container Corp., 2020 Incremental Term Loan–1st Lien, 6.666% (1-month USLIBOR + 5.000%), 12/7/2023	196,212
3,483,281		Bway Corp., 2017 Term Loan B–1st Lien, 4.312% (1-Week USLIBOR + 3.250%), 4/3/2024	3,286,615
8,338,750		Charter NEX US, Inc., 2021 Term Loan–1st Lien, 5.416% (1-month USLIBOR + 3.750%), 12/1/2027	7,874,907
7,750,000		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 5.875% (SOFR CME + 4.250%), 4/13/2029	7,265,625
1,458,798		Reynolds Group Holdings, Inc., 2020 Term Loan B2–1st Lien, 4.916% (1-month USLIBOR + 3.250%), 2/5/2026	1,364,895
3,226,780		Trident TPI Holdings, Inc., 2017 Term Loan B1–1st Lien, 5.500% (3-month USLIBOR + 3.250%), 10/17/2024	3,119,893
618,548	[2]	Trident TPI Holdings, Inc., 2021 Delayed Draw Term Loan–1st Lien, 6.250% (3-month USLIBOR + 4.000%)(partially unfunded), 9/15/2028	582,053
4,346,040		Trident TPI Holdings, Inc., 2021 Incremental Term Loan–1st Lien, 6.250% (3-month USLIBOR + 4.000%), 9/15/2028	4,089,624
		TOTAL	27,850,866
		Pharmaceuticals—2.5%
4,500,000	[2]	Bausch Health Cos., Inc., 2022 Term Loan B–1st Lien, TBD, 2/1/2027	3,877,177
7,667,966		ICON Luxembourg S.a.r.l., LUX Term Loan–1st Lien, 4.563% (3-month USLIBOR + 2.250%), 7/3/2028	7,427,805
1,910,478		ICON Luxembourg S.a.r.l., US Term Loan–1st Lien, 4.563% (3-month USLIBOR + 2.250%), 7/3/2028	1,850,642
3,930,076		Jazz Financing Lux S.a.r.l., Term Loan–1st Lien, 5.166% (1-month USLIBOR + 3.500%), 5/5/2028	3,759,353
3,956,641		Mallinckrodt International Finance S.A., 2018 Term Loan B–1st Lien, 6.911% (3-month USLIBOR + 5.500%), 2/24/2025	3,924,181
4,590,757		Mallinckrodt International Finance S.A., Term Loan B–1st Lien, 7.253% (3-month USLIBOR + 5.250%), 9/24/2024	4,583,738
3,654,144		Organon & Co., Term Loan–1st Lien, 4.625% (3-month USLIBOR + 3.000%), 6/2/2028	3,526,633
5,985,000		Sharp Midco, LLC, 2021 Term Loan B, 6.250% (3-month USLIBOR + 4.000%), 1/20/2029	5,625,900
		TOTAL	34,575,429
		Restaurant—0.7%
4,758,584		1011778 B.C. Unlimited Liability Co., Term Loan B4–1st Lien, 3.416% (1-month USLIBOR + 1.750%), 11/19/2026	4,556,344
4,900,063		IRB Holding Corp., 2022 Term Loan B–1st Lien, 4.238% (SOFR + 3.150%), 12/15/2027	4,612,184
		TOTAL	9,168,528
		Retailers—0.8%
3,416,351		Academy Ltd., 2021 Term Loan, 4.812% (1-month USLIBOR + 3.750%), 11/6/2027	3,258,345
4,937,500		Petco Health and Wellness Co., Inc., 2021 Term Loan B, 5.500% (3-month USLIBOR + 3.250%), 3/4/2028	4,666,703
2,481,250		PetSmart, Inc., 2021 Term Loan B–1st Lien, 4.500% (3-month USLIBOR + 3.750%), 2/11/2028	2,342,920
		TOTAL	10,267,968
		Services—2.1%
3,340,507		Da Vinci Purchaser Corp., 2019 Term Loan–1st Lien, 6.250% (3-month USLIBOR + 4.000%), 1/8/2027	3,171,394
3,329,021		Emerald TopCo, Inc., Term Loan–1st Lien, 4.739%–5.166% (1-month USLIBOR + 3.500%, 3-month USLIBOR + 3.500%), 7/24/2026	3,125,950
3,942,593		GT Polaris, Inc., 2021 Term Loan–1st Lien, 4.989% (3-month USLIBOR + 3.750%), 9/24/2027	3,722,459
5,970,000		RLG Holdings, LLC, 2021 Term Loan–1st Lien, 5.916% (1-month USLIBOR + 4.250%), 7/7/2028	5,596,875
4,000,000		RLG Holdings, LLC, 2021 Term Loan–2nd Lien, 9.166% (1-month USLIBOR + 7.500%), 7/6/2029	3,876,660
244,545	[2]	Service Logic Acquisition, Inc., Delayed Draw Term Loan–1st Lien, 5.652% (1-month USLIBOR + 4.000%)(partially unfunded), 10/29/2027	233,244
3,711,151		Service Logic Acquisition, Inc., Term Loan–1st Lien, 4.870%–5.239% (2-month USLIBOR + 4.000%, 3-month USLIBOR + 4.000%), 10/29/2027	3,539,510
4,743,547		USIC Holdings, Inc., 2021 Term Loan–1st Lien, 5.166% (1-month USLIBOR + 3.500%), 5/12/2028	4,431,066
1,000,000		USIC Holdings, Inc., 2021 Term Loan–2nd Lien, 8.166% (1-month USLIBOR + 6.500%), 5/14/2029	952,500
		TOTAL	28,649,658
		Technology—18.8%
5,000,000		Altar Bidco, Inc., 2021 Term Loan–1st Lien, 5.202%–5.750% (SOFR + 3.350%), 2/1/2029	4,610,000
5,000,000		Altar Bidco, Inc., 2021 Term Loan–2nd Lien, 7.355% (6-month USLIBOR + 5.600%), 2/1/2030	4,579,175
3,650,189		Applied Systems, Inc., 2017 Term Loan–1st Lien, 5.250% (3-month USLIBOR + 3.000%), 9/19/2024	3,512,541
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 4,483,750		AppLovin Corp., 2021 Term Loan B–1st Lien, 5.250% (3-month USLIBOR + 3.000%), 10/25/2028	$ 4,267,050
4,950,000		Atlas Purchaser, Inc., 2021 Term Loan–1st Lien, 6.621% (3-month USLIBOR + 5.250%), 5/8/2028	4,108,500
1,000,000		Atlas Purchaser, Inc., 2021 Term Loan–2nd Lien, 11.188% (3-month USLIBOR + 9.000%), 5/7/2029	825,000
2,993,856		Banff Merger Sub, Inc., 2021 Term Loan–1st Lien, 5.416% (1-month USLIBOR + 3.750%), 10/2/2025	2,796,771
3,767,123		Barracuda Networks, Inc., 2020 Term Loan–2nd Lien, 7.989% (3-month USLIBOR + 6.750%), 10/30/2028	3,781,250
4,000,000	[2]	Barracuda Networks, Inc., 2021 Term Loan–2nd Lien, TBD, 5/17/2030	4,020,000
4,750,000	[2]	Barracuda Networks, Inc., 2022 Term Loan–1st Lien, TBD, 5/17/2029	4,565,937
3,863,681		Barracuda Networks, Inc., Term Loan–1st Lien, 5.982% (3-month USLIBOR + 3.750%), 2/12/2025	3,836,326
4,000,000		Boxer Parent Co., Inc., 2021 Term Loan–2nd Lien, 7.166% (1-month USLIBOR + 5.500%), 2/27/2026	3,772,520
1,990,000		CCC Intelligent Solutions, Inc., Term Loan–1st Lien, 4.500% (3-month USLIBOR + 2.250%), 9/21/2028	1,893,485
2,850,000	[2]	Central Parent, Inc., 2022 Term Loan B, TBD, 6/9/2029	2,701,814
4,987,500		Cloudera, Inc., 2021 Term Loan–1st Lien, 5.416% (1-month USLIBOR + 3.750%), 10/8/2028	4,605,133
3,000,000		Cloudera, Inc., 2021 Term Loan–2nd Lien, 7.666% (1-month USLIBOR + 6.000%), 10/8/2029	2,640,000
3,500,000		Condor Merger Sub, Inc., 2022 Term Loan B–1st Lien, 5.145% (SOFR + 4.000%), 3/1/2029	3,196,672
990,013		ConnectWise, LLC, 2021 Term Loan B–1st Lien, 5.750% (3-month USLIBOR + 3.500%), 9/29/2028	909,158
4,962,500		CoreLogic, Inc., Term Loan–1st Lien, 5.188% (1-month USLIBOR + 3.500%), 6/2/2028	4,158,575
1,969,773		DCert Buyer, Inc., 2019 Term Loan B–1st Lien, 5.666% (1-month USLIBOR + 4.000%), 10/16/2026	1,888,166
2,000,000		DCert Buyer, Inc., 2021 Term Loan–2nd Lien, 8.666% (1-month USLIBOR + 7.000%), 2/19/2029	1,870,000
2,244,536		Diebold, Inc., 2017 Term Loan B–1st Lien, 4.000% (1-month USLIBOR + 2.750%), 11/6/2023	1,925,890
6,240,774		Digi International, Inc., Term Loan B, 5.500% (3-month USLIBOR + 5.000%), 11/1/2028	6,022,347
4,876,913		Dun & Bradstreet Corp. (The), Term Loan–1st Lien, 4.874% (1-month USLIBOR + 3.250%), 2/6/2026	4,614,779
2,021,149		Dynatrace, LLC, 2018 Term Loan–1st Lien, 3.916% (1-month USLIBOR + 2.250%), 8/22/2025	1,995,248
4,962,446		E2open, LLC, 2020 Term Loan B–1st Lien, 4.835% (3-month USLIBOR + 3.500%), 2/4/2028	4,699,833
3,915,038		Epicor Software Corp., 2020 Term Loan–1st Lien, 4.916% (1-month USLIBOR + 3.250%), 7/30/2027	3,705,936
3,665,792		Finastra USA, Inc., Term Loan–1st Lien, 4.739% (3-month USLIBOR + 3.500%), 6/13/2024	3,314,682
3,500,000		Finastra USA, Inc., Term Loan–2nd Lien, 8.489% (3-month USLIBOR + 7.250%), 6/13/2025	3,035,008
1,925,089		Fiserv Investment Solutions, Inc., 2020 Term Loan B–1st Lien, 5.455% (3-month USLIBOR + 4.000%), 2/18/2027	1,831,241
7,573,808		Gainwell Acquisition Corp., Term Loan B–1st Lien, 6.250% (3-month USLIBOR + 4.000%), 10/1/2027	7,183,303
927,634		Go Daddy Operating Co., LLC, 2021 Term Loan B4–1st Lien, 3.666% (1-month USLIBOR + 2.000%), 8/10/2027	893,891
4,845,152		GoTo Group, Inc., Term Loan B–1st Lien, 6.345% (1-month USLIBOR + 4.750%), 8/31/2027	3,742,880
6,675,000		Greeneden U.S. Holdings II, LLC, 2020 Term Loan B4–1st Lien, 5.666% (1-month USLIBOR + 4.000%), 12/1/2027	6,401,325
5,185,894		Hyland Software, Inc., 2018 Term Loan–1st Lien, 5.166% (1-month USLIBOR + 3.500%), 7/1/2024	5,018,078
6,280,000		Hyland Software, Inc., 2021 Term Loan–2nd Lien, 7.916% (1-month USLIBOR + 6.250%), 7/7/2025	6,185,800
2,000,000	[2]	II-VI, Inc., 2021 Term Loan B, TBD, 12/8/2028	1,922,500
3,453,775		Ivanti Software, Inc., 2021 Add On Term Loan B–1st Lien, 5.611% (1-month USLIBOR + 4.000%), 12/1/2027	2,961,629
3,950,100		Ivanti Software, Inc., 2021 Term Loan B–1st Lien, 5.848% (3-month USLIBOR + 4.250%), 12/1/2027	3,413,558
223,307		Marcel LUX IV S.a.r.l., 2020 Term Loan B–1st Lien, 5.565% (SOFR CME + 4.000%), 12/31/2027	215,491
750,000	[2]	Marcel LUX IV S.a.r.l., Term Loan B1–1st Lien, TBD, 3/15/2026	723,518
1,995,000		Mediaocean, LLC, 2021 Term Loan–1st Lien, 5.166% (1-month USLIBOR + 3.500%), 12/15/2028	1,886,273
1,000,000		Mitchell International, Inc., 2021 Term Loan–2nd Lien, 8.095% (1-month USLIBOR + 6.500%), 10/15/2029	944,220
3,743,557		Mitchell International, Inc., 2021 Term Loan B–1st Lien, 5.345% (1-month USLIBOR + 3.750%), 10/15/2028	3,420,675
4,785,223		MLN US HoldCo, LLC, 2018 Term Loan–1st Lien, 5.620% (1-month USLIBOR + 4.500%), 11/30/2025	3,206,099
1,000,000		MLN US HoldCo, LLC, 2018 Term Loan–2nd Lien, 9.870% (1-month USLIBOR + 8.750%), 11/30/2026	733,615
2,915,063		NCR Corp., 2019 Term Loan–1st Lien, 3.740% (3-month USLIBOR + 2.500%), 8/28/2026	2,837,318
6,000,000		NEXUS Buyer, LLC, 2021 Term Loan–2nd Lien, 7.440% (1-month USLIBOR + 6.250%), 11/1/2029	5,655,000
3,682,930		NEXUS Buyer, LLC, Term Loan B–1st Lien, 5.416% (1-month USLIBOR + 3.750%), 11/9/2026	3,486,814
2,291,402		Optiv Security, Inc., Term Loan–1st Lien, 5.326% (6-month USLIBOR + 3.250%), 2/1/2024	2,200,697
2,000,000		Optiv Security, Inc., Term Loan–2nd Lien, 8.250% (6-month USLIBOR + 7.250%), 1/31/2025	1,915,000
2,743,125		Ping Identity Corp., 2021 Term Loan B–1st Lien, 5.375% (SOFR + 3.750%), 11/23/2028	2,667,689
5,735,443		Planview Parent, Inc., Term Loan–1st Lien, 5.666% (1-month USLIBOR + 4.000%), 12/17/2027	5,421,800
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 2,910,675		Project Alpha Intermediate Holding, Inc., 2021 Term Loan B–1st Lien, 5.670% (1-month USLIBOR + 4.000%), 4/26/2024	$ 2,807,899
3,111,362		Project Boost Purchaser, LLC, 2019 Term Loan B–1st Lien, 5.166% (1-month USLIBOR + 3.500%), 6/1/2026	2,900,054
2,475,000		Project Boost Purchaser, LLC, 2021 Incremental Term Loan–1st Lien, 5.166% (1-month USLIBOR + 3.500%), 5/30/2026	2,304,856
5,826,349		Project Leopard Holdings, Inc., 2019 Term Loan–1st Lien, 6.166% (3-month USLIBOR + 4.500%), 7/7/2024	5,800,859
3,930,050		Rackspace Technology Global, Inc., 2021 Term Loan B–1st Lien, 4.160% (3-month USLIBOR + 2.750%), 2/15/2028	3,593,540
4,848,473		Renaissance Holding Corp., 2018 Term Loan–1st Lien, 4.916% (1-month USLIBOR + 3.250%), 5/30/2025	4,606,049
3,500,000		Renaissance Holding Corp., 2018 Term Loan–2nd Lien, 8.666% (1-month USLIBOR + 7.000%), 5/29/2026	3,271,047
2,750,000		RL Merger Subsidiary, Inc., 2022 Incremental Term Loan–1st Lien, 5.581% (SOFR + 4.500%), 3/30/2029	2,635,421
2,842,655		Rocket Software, Inc., 2018 Term Loan–1st Lien, 5.916% (1-month USLIBOR + 4.250%), 11/28/2025	2,650,775
2,917,500		S2P Acquisition Borrower, Inc., Term Loan–1st Lien, 5.416% (1-month USLIBOR + 3.750%), 8/14/2026	2,792,048
1,085,087		Science Applications International Corp., 2020 Incremental Term Loan B–1st Lien, 3.035% (SOFR CME + 1.875%), 3/12/2027	1,074,692
1,930,000		Severin Acquisition, LLC, 2018 Term Loan B–1st Lien, 4.624% (1-month USLIBOR + 3.000%), 8/1/2025	1,854,016
1,477,584		Sophia, L.P., 2021 Term Loan B–1st Lien, 5.500% (3-month USLIBOR + 3.250%), 10/7/2027	1,382,472
3,500,000		Sophia, L.P., 2022 Incremental Term Loan B–1st Lien, 5.775% (SOFR + 4.250%), 10/7/2027	3,412,500
1,129,412		SS&C Technologies, Inc., 2022 Term Loan B6–1st Lien, 3.875% (SOFR CME + 2.250%), 3/22/2029	1,079,435
1,611,274		SS&C Technologies, Inc., 2022 Term Loan B7–1st Lien, 3.875% (SOFR CME + 2.250%), 3/22/2029	1,539,976
4,111,077		Tempo Acquisition, LLC, 2022 Term Loan B–1st Lien, 4.525% (SOFR + 3.000%), 8/31/2028	3,905,523
5,000,000		Tibco Software, Inc., 2020 Term Loan–2nd Lien, 8.916% (1-month USLIBOR + 7.250%), 3/3/2028	4,933,750
6,385,397		Tibco Software, Inc., 2020 Term Loan B3–1st Lien, 5.420% (1-month USLIBOR + 3.750%), 6/30/2026	6,280,644
1,731,935		Trans Union LLC, 2021 Term Loan B6–1st Lien, 3.916% (1-month USLIBOR + 2.250%), 12/1/2028	1,655,445
3,250,000		UKG, Inc., 2021 Term Loan–2nd Lien, 6.212% (3-month USLIBOR + 5.250%), 5/3/2027	3,024,125
4,417,878		Ultimate Software Group, Inc. (The), 2021 Term Loan–1st Lien, 4.212% (3-month USLIBOR + 3.250%), 5/4/2026	4,150,751
2,416,515		Ultimate Software Group, Inc. (The), Term Loan B–1st Lien, 5.416% (1-month USLIBOR + 3.750%), 5/4/2026	2,290,265
4,840,012		Veritas US, Inc., 2021 Term Loan B–1st Lien, 7.250% (3-month USLIBOR + 5.000%), 9/1/2025	3,997,027
5,361,327		VS Buyer, LLC, Term Loan B–1st Lien, 4.666% (1-month USLIBOR + 3.000%), 2/28/2027	5,059,753
2,955,000		Weld North Education, LLC, 2021 Term Loan B–1st Lien, 5.420% (1-month USLIBOR + 3.750%), 12/21/2027	2,817,090
		TOTAL	254,540,222
		Transportation Services—1.1%
2,932,837		Buckeye Partners, L.P., 2021 Term Loan B–1st Lien, 3.916% (1-month USLIBOR + 2.250%), 11/1/2026	2,813,236
3,910,000		Genesee & Wyoming, Inc. (New), Term Loan–1st Lien, 4.250% (3-month USLIBOR + 2.000%), 12/30/2026	3,765,584
1,750,000		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 4.813% (3-month USLIBOR + 3.750%), 10/20/2027	1,743,438
6,912,500		United Airlines, Inc., 2021 Term Loan B–1st Lien, 5.392% (1-month USLIBOR + 3.750%), 4/21/2028	6,454,581
		TOTAL	14,776,839
		Utility - Electric—0.8%
3,530,598		Calpine Construction Finance Co., LP, 2017 Term Loan B–1st Lien, 3.666% (1-month USLIBOR + 2.000%), 1/15/2025	3,400,037
3,925,151		Calpine Corp., 2020 Term Loan B5–1st Lien, 4.170% (1-month USLIBOR + 2.500%), 12/16/2027	3,743,613
2,750,000		TerraForm Power Operating LLC, 2022 Term Loan B–1st Lien, 2.921% (SOFR CME + 2.750%), 5/21/2029	2,691,562
1,657,805		Vistra Operations Co., LLC, Term Loan B3–1st Lien, 3.273%–3.416% (1-month USLIBOR + 1.750%), 12/31/2025	1,591,492
		TOTAL	11,426,704
		Wireless Communications—0.7%
3,423,125		Hunter Holdco 3 Ltd., Term Loan B–1st Lien, 6.500% (3-month USLIBOR + 4.250%), 8/19/2028	3,260,527
3,890,782		Iridium Satellite, LLC, 2021 Term Loan B2–1st Lien, 4.166% (1-month USLIBOR + 2.500%), 11/4/2026	3,744,177
1,995,000		TITAN ACQUISITION CO., 2021 Term Loan, 6.250% (3-month USLIBOR + 4.000%), 10/18/2028	1,893,594
		TOTAL	8,898,298
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $1,121,270,921)	1,059,830,518
		CORPORATE BONDS—11.5%
		Aerospace/Defense—0.2%
63,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2025	64,825
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Aerospace/Defense—continued
$ 3,000,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 8.000%, 12/15/2025	$ 3,039,585
	TOTAL	3,104,410
	Airlines—0.2%
2,975,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	2,743,842
	Automotive—0.4%
5,025,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	3,717,244
3,000,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	2,279,440
	TOTAL	5,996,684
	Building Materials—0.5%
2,125,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	1,559,856
2,500,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	2,003,450
3,475,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	2,898,307
	TOTAL	6,461,613
	Cable Satellite—0.6%
5,500,000	DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	4,709,677
1,500,000	DISH DBS Corp., Sec. Fac. Bond, 144A, 5.250%, 12/1/2026	1,178,573
2,800,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	2,473,940
	TOTAL	8,362,190
	Chemicals—0.7%
3,800,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	3,162,759
250,000	INEOS Quattro Finance 2, Sec. Fac. Bond, 144A, 3.375%, 1/15/2026	210,372
1,125,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,046,486
1,000,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	784,820
5,200,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	3,638,987
	TOTAL	8,843,424
	Consumer Cyclical Services—0.4%
3,750,000	Allied Universal Holdings Co. Llc / Allied Universal Finance Corp., Sec. Fac. Bond, 144A, 4.625%, 6/1/2028	3,103,585
4,000,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	2,506,623
	TOTAL	5,610,208
	Consumer Products—0.2%
4,000,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	3,261,920
	Diversified Manufacturing—0.2%
2,075,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	2,074,741
	Finance Companies—0.1%
2,150,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	1,845,657
	Gaming—1.4%
3,200,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	2,692,064
1,925,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,861,696
13,450,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	11,472,110
675,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	574,810
2,000,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	1,879,730
	TOTAL	18,480,410
	Health Care—1.3%
5,000,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	3,686,550
3,000,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,740,710
2,375,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	2,146,251
2,875,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	2,565,592
1,025,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	879,568
4,025,000	MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	3,593,617
2,000,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	1,661,410
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 1,000,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	$ 858,870
	TOTAL	18,132,568
	Independent Energy—0.3%
2,000,000	EQT Corp., Sr. Unsecd. Note, 6.625%, 2/1/2025	2,061,470
650,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	602,218
1,650,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	1,739,422
	TOTAL	4,403,110
	Industrial - Other—0.3%
2,000,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	1,654,866
2,475,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	2,210,918
	TOTAL	3,865,784
	Insurance - P&C—0.6%
2,000,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	1,881,251
2,000,000	NFP Corp., Sec. Fac. Bond, 144A, 4.875%, 8/15/2028	1,715,960
4,775,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	3,953,031
800,000	Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	697,000
	TOTAL	8,247,242
	Media Entertainment—1.0%
6,000,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	3,578,284
6,653,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	6,138,357
3,000,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	2,783,730
1,050,000	Midas Opco Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	846,641
875,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	780,632
	TOTAL	14,127,644
	Metals & Mining—0.1%
725,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	588,983
	Midstream—0.5%
1,375,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	1,375,956
835,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	802,072
2,150,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	2,078,168
2,000,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 6.375%, 4/15/2027	1,886,560
575,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	544,930
	TOTAL	6,687,686
	Oil Field Services—0.2%
2,825,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	2,687,295
	Packaging—0.5%
3,000,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	2,779,279
2,000,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	1,431,530
2,000,000	Clydesdale Acquisition Holdings, Inc., 144A, 6.625%, 4/15/2029	1,882,130
	TOTAL	6,092,939
	Pharmaceuticals—0.4%
3,125,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	2,661,860
1,000,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	523,085
2,875,000	Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	2,178,991
	TOTAL	5,363,936
	Retailers—0.2%
2,100,000	NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	1,942,080
	Technology—0.9%
3,000,000	Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	2,876,340
2,800,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	1,961,400
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 1,000,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	$ 698,640
1,900,000		McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	1,549,887
2,750,000		Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	2,294,999
2,000,000		NCR Corp., 144A, 5.125%, 4/15/2029	1,695,740
2,000,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	1,449,339
		TOTAL	12,526,345
		Transportation Services—0.3%
4,700,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	4,477,726
		TOTAL CORPORATE BONDS (IDENTIFIED COST $187,511,792)	155,928,437
	[1]	ASSET-BACKED SECURITIES—5.9%
		Automotive—0.0%
500,000		Volkswagen Auto Lease Trust 2022-A, Class A3, 3.680%, 7/21/2025	495,369
		Finance Companies—5.2%
1,000,000		Aimco 2020-12A, Class ER, 6.951% (SOFR + 6.100%), 1/17/2032	885,242
3,000,000		Anchorage Capital CLO, LTD., 2016-9A, Class ER2, 7.864% (3-month USLIBOR +6.820%), 7/15/2032	2,690,645
2,000,000		Anchorage Capital CLO, LTD., 2020-15A, Class DR, 4.463% (3-month USLIBOR +3.400%), 7/20/2034	1,917,403
2,000,000		Anchorage Capital CLO, LTD., 2020-15A, Class ER, 8.462% (3-month USLIBOR +7.400%), 7/20/2034	1,806,877
1,600,000		Ballyrock Ltd., 2020-14A, Class C, 4.663% (3-month USLIBOR +3.600%), 1/20/2034	1,490,965
1,250,000		Dryden Senior Loan Fund 2018-61A, Class DR, 4.144% (3-month USLIBOR +3.100%), 1/17/2032	1,157,445
2,250,000		Dryden Senior Loan Fund 2021-87A, Class D, 4.428% (3-month USLIBOR +2.950%), 5/20/2034	2,100,984
2,000,000		Dryden Senior Loan Fund 2021-87A, Class E, 7.628% (3-month USLIBOR +6.150%), 5/20/2034	1,762,353
500,000		Dryden Senior Loan Fund 2021-90A, Class D, 4.478% (3-month USLIBOR +3.000%), 2/20/2035	468,406
1,925,000		Dryden Senior Loan Fund 2021-90A, Class E, 7.728% (3-month USLIBOR +6.250%), 2/20/2035	1,697,880
3,200,000		Dryden Senior Loan Fund 2021-93A, Class E, 7.294% (3-month USLIBOR +6.250%), 1/15/2034	2,828,820
3,000,000		Dryden Senior Loan Fund 2022-97A, Class E, 7.570% (3-month Constant Maturity Treasury Yield Curve +6.750%), 4/20/2035	2,733,737
3,000,000		Elmwood CLO, XI, Ltd., 2021-3A, Class E, 6.104% (3-month USLIBOR +5.850%), 10/20/2034	2,641,380
500,000		Elmwood CLO, XI, Ltd., 2021-4A, Class D, 4.013% (3-month USLIBOR +2.950%), 10/20/2034	465,826
1,750,000		Elmwood CLO, XI, Ltd., 2021-4A, Class E, 6.137% (3-month USLIBOR +6.000%), 10/20/2034	1,569,702
750,000		GoldenTree Loan Management US 2020-7A, Class CR, 3.113% (3-month USLIBOR +2.050%), 4/20/2034	697,077
2,250,000		GoldenTree Loan Management US 2020-7A, Class DR, 4.213% (3-month USLIBOR +3.150%), 4/20/2034	2,086,632
1,750,000		Magnetite CLO, Ltd., 2020-28A, Class ER, 6.380% (3-month USLIBOR +6.150%), 1/20/2035	1,609,156
750,000		Magnetite CLO, Ltd., 2021-30A, Class D, 4.134% (3-month USLIBOR +2.950%), 10/25/2034	698,760
2,425,000		Magnetite CLO, Ltd., 2021-30A, Class E, 6.332% (3-month USLIBOR +6.200%), 10/25/2034	2,240,519
1,000,000		Magnetite CLO, Ltd., 2021-31A, Class D, 4.044% (3-month USLIBOR +3.000%), 7/15/2034	930,366
3,000,000		Magnetite CLO, Ltd., 2021-31A, Class E, 6.241% (3-month USLIBOR +6.000%), 7/15/2034	2,740,029
1,250,000		Neuberger Berman CLO, Ltd., 2020-39A, Class C, 3.313% (3-month USLIBOR +2.250%), 1/20/2032	1,198,896
1,000,000		Neuberger Berman CLO, Ltd., 2020-39A, Class D, 4.663% (3-month USLIBOR +3.600%), 1/20/2032	960,837
1,250,000		OCP CLO, Ltd., 2019-16A, Class DR, 4.139% (3-month USLIBOR +3.150%), 4/10/2033	1,160,476
1,000,000		OCP CLO, Ltd., 2020-18A, Class CR, 3.013% (3-month USLIBOR +1.950%), 7/20/2032	941,448
2,750,000		OCP CLO, Ltd., 2020-18A, Class DR, 4.263% (3-month USLIBOR +3.200%), 7/20/2032	2,547,755
2,750,000		OCP CLO, Ltd., 2020-8RA, Class C, 4.794% (3-month USLIBOR +3.750%), 1/17/2032	2,536,991
1,000,000		OSD CLO, 2021-23 Ltd., 2021-23A, Class D, 3.994% (3-month USLIBOR +2.950%), 4/17/2031	914,553
3,000,000		OSD CLO, 2021-23 Ltd., 2021-23A, Class E, 7.044% (3-month USLIBOR +6.000%), 4/17/2031	2,671,055
2,000,000		Parallel Ltd., 2020-1A, Class DR, 7.562% (3-month USLIBOR +6.500%), 7/20/2034	1,759,134
2,250,000		Parallel Ltd., 2021-1A, Class D, 4.494% (3-month USLIBOR +3.450%), 7/15/2034	2,008,541
950,000		Parallel Ltd., 2021-1A, Class E, 7.514% (3-month USLIBOR +6.470%), 7/15/2034	849,702
1,250,000		Pikes Peak CLO, 2021-7A, Class D, 4.924% (3-month USLIBOR +3.400%), 2/25/2034	1,179,289
2,000,000		Pikes Peak CLO, 2021-9A, Class E, 7.804% (3-month USLIBOR +6.580%), 10/27/2034	1,815,510
1,000,000		Rockland Park CLO, Ltd., 2021-1A, Class C, 2.963% (3-month USLIBOR +1.900%), 4/20/2034	928,035
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—continued
		Finance Companies—continued
$ 2,000,000		Rockland Park CLO, Ltd., 2021-1A, Class E, 7.312% (3-month USLIBOR +6.250%), 4/20/2034	$ 1,846,271
3,000,000		Stratus CLO, 2021-2A, Class E, 5.842% (3-month USLIBOR +5.750%), 12/28/2029	2,658,455
2,250,000		Symphony CLO, Ltd., 2016-18A, Class DR, 4.434% (3-month USLIBOR +3.250%), 7/23/2033	2,096,319
1,000,000		Symphony CLO, Ltd., 2016-18A, Class ER, 8.254% (3-month USLIBOR +7.070%), 7/23/2033	910,106
1,000,000		Symphony CLO, Ltd., 2021-29A, Class D, 3.391% (3-month USLIBOR +3.150%), 1/15/2034	932,866
3,000,000		Symphony CLO, Ltd., 2021-29A, Class E, 6.491% (3-month USLIBOR +6.250%), 1/15/2034	2,774,044
		TOTAL	69,910,487
		Financial Institutions—0.4%
750,000		Palmer Square Loan Funding Ltd., 2022-2A, Class C, 4.188% (SOFR + 3.100%), 10/15/2030	700,711
750,000		Palmer Square Loan Funding Ltd., 2022-2A, Class D, 7.288% (SOFR + 6.200%), 10/15/2030	725,768
1,500,000	[2]	Stratus CLO 2022-1A, Class D, TBD, 7/20/2030	1,477,411
3,000,000	[2]	Stratus CLO 2022-1A, Class E, TBD, 7/20/2030	2,938,521
		TOTAL	5,842,411
		Other—0.3%
4,000,000		SSTAT 2021-1A E1, Class E1, 6.534% (3-month USLIBOR +5.350%), 10/25/2029	3,481,654
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $87,030,960)	79,729,921
		COMMON STOCKS—0.0%
		Consumer Cyclical Services—0.0%
46,202	[3]	Constellis Holdings LLC	16,748
		Midstream—0.0%
31,464	[3]	Summit Midstream Partners LP	400,537
		TOTAL COMMON STOCKS (IDENTIFIED COST $674,294)	417,285
		WARRANT—0.0%
		Health Care—0.0%
247	[3,4]	Carestream Health, Inc., Warrants (IDENTIFIED COST $0)	3
		INVESTMENT COMPANY—0.4%
4,962,544		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.44%[5] (IDENTIFIED COST $4,959,817)	4,959,566
		TOTAL INVESTMENT IN SECURITIES—96.1% (IDENTIFIED COST $1,401,447,784)[6]	1,300,865,730
		OTHER ASSETS AND LIABILITIES - NET—3.9%[7]	53,459,823
		TOTAL NET ASSETS—100%	$1,354,325,553
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 6/30/2021	$103,423,369
Purchases at Cost	$853,851,456
Proceeds from Sales	$(952,294,318)
Change in Unrealized Appreciation/Depreciation	$(36,522)
Net Realized Gain/(Loss)	$15,581
Value as of 6/30/2022	$4,959,566
Shares Held as of 6/30/2022	4,962,544
Dividend Income	$56,891
Gain Distributions Received	$12,031
Annual Shareholder Report

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled loan commitments at June 30, 2022, where the rate will be determined at time of settlement.
3	Non-income-producing security.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $1,398,921,136.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$1,059,830,518	$—	$1,059,830,518
Corporate Bonds	—	155,928,437	—	155,928,437
Asset-Backed Securities	—	79,729,921	—	79,729,921
Warrant	—	—	3	3
Equity Securities:
Common Stocks
Domestic	417,285	—	—	417,285
Investment Company	4,959,566	—	—	4,959,566
TOTAL SECURITIES	$5,376,851	$1,295,488,876	$3	$1,300,865,730

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended June 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.69	$9.14	$9.83	$10.02	$10.12
Income From Investment Operations:
Net investment income (loss)	0.46	0.43	0.49	0.59	0.53
Net realized and unrealized gain (loss)	(0.86)	0.52	(0.69)	(0.20)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	(0.40)	0.95	(0.20)	0.39	0.43
Less Distributions:
Distributions from net investment income	(0.47)	(0.40)	(0.49)	(0.58)	(0.53)
Net Asset Value, End of Period	$8.82	$9.69	$9.14	$9.83	$10.02
Total Return[1]	(4.39)%	10.50%	(2.15)%	4.02%	4.32%
Ratios to Average Net Assets:
Net expenses[2]	0.05%	0.05%	0.06%	0.06%	0.05%
Net investment income	4.83%	4.47%	5.22%	5.98%	5.27%
Expense waiver/reimbursement[3]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,354,326	$1,968,305	$1,148,240	$1,043,884	$927,849
Portfolio turnover[4]	44%	31%	43%	38%	31%

1	Based on net asset value.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2022

Assets:
Investment in securities, at value including $4,959,566 of investments in an affiliated holding* (identified cost $1,401,447,784)	$1,300,865,730
Cash	3,501,300
Income receivable	12,042,472
Receivable for investments sold	99,607,514
Total Assets	1,416,017,016
Liabilities:
Payable for investments purchased	52,089,061
Payable for shares redeemed	6,000,000
Income distribution payable	3,288,120
Accrued expenses (Note 5)	314,282
Total Liabilities	61,691,463
Net assets for 153,536,030 shares outstanding	$1,354,325,553
Net Assets Consist of:
Paid-in capital	$1,560,715,296
Total distributable earnings (loss)	(206,389,743)
Total Net Assets	$1,354,325,553
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,354,325,553 ÷ 153,536,030 shares outstanding, no par value, unlimited shares authorized	$8.82

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended June 30, 2022

Investment Income:
Interest	$84,835,787
Dividends (including $56,891 received from an affiliated holding*)	2,575,562
TOTAL INCOME	87,411,349
Expenses:
Administrative fee (Note 5)	5,758
Custodian fees	57,959
Transfer agent fees	118,139
Directors’/Trustees’ fees (Note 5)	11,587
Auditing fees	36,299
Legal fees	8,092
Portfolio accounting fees	559,215
Share registration costs	2,375
Printing and postage	19,033
Miscellaneous (Note 5)	24,533
TOTAL EXPENSES	842,990
Net investment income	86,568,359
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized gain of $15,581 on sales of investments in an affiliated holding*)	(32,950,584)
Realized gain distribution from affiliated investment company shares*	12,031
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(36,522) on investments in an affiliated holding*)	(125,556,841)
Net realized and unrealized gain (loss) on investments	(158,495,394)
Change in net assets resulting from operations	$(71,927,035)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended June 30	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$86,568,359	$69,477,504
Net realized gain (loss)	(32,938,553)	1,743,569
Net change in unrealized appreciation/depreciation	(125,556,841)	76,103,106
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(71,927,035)	147,324,179
Distributions to Shareholders	(87,744,304)	(64,845,212)
Share Transactions:
Proceeds from sale of shares	640,173,450	978,208,250
Net asset value of shares issued to shareholders in payment of distributions declared	50,490,786	44,858,187
Cost of shares redeemed	(1,144,972,116)	(285,480,181)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(454,307,880)	737,586,256
Change in net assets	(613,979,219)	820,065,223
Net Assets:
Beginning of period	1,968,304,772	1,148,239,549
End of period	$1,354,325,553	$1,968,304,772
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
June 30, 2022
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon
Annual Shareholder Report

demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 6/30/2022	Year Ended 6/30/2021
Shares sold	66,442,219	103,103,118
Shares issued to shareholders in payment of distributions declared	5,315,759	4,692,574
Shares redeemed	(121,385,347)	(30,279,230)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(49,627,369)	77,516,462
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2022 and 2021, was as follows:
	2022	2021
Ordinary income	$87,744,304	$64,845,212
As of June 30, 2022, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(140,347)
Net unrealized depreciation	$(98,055,406)
Capital loss carryforwards	$(108,193,990)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.
At June 30, 2022, the cost of investments for federal tax purposes was $1,398,921,136. The net unrealized depreciation of investments for federal tax purposes was $98,055,406. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,405,337 and net unrealized depreciation from investments for those securities having an excess of cost over value of $99,460,743.
As of June 30, 2022, the Fund had a capital loss carryforward of $108,193,990 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$23,115,706	$85,078,284	$108,193,990
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Annual Shareholder Report

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2022, were as follows:
Purchases	$776,563,757
Sales	$1,263,507,961
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2022, the Fund had no outstanding loans. During the year ended June 30, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2022, there were no outstanding loans. During the year ended June 30, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

11. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES CORE TRUST AND SHAREHOLDERS OF BANK LOAN CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Bank Loan Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of June 30, 2022, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at June 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
August 25, 2022
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During Period[1]
Actual	$1,000	$937.00	$0.24
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.55	$0.25

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised four portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: June 2006
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

John B. Fisher* Birth Date: May 16, 1956 President and Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Director and Vice President,
Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and
Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities
Corp.; Director, Federated Services Company; Chairman and Director, Southpointe Distribution Services, Inc. and President,
Technology, Federated Services Company.

*
 Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Lead Director, Member of the Audit and
Nominating and Corporate Governance Committees, Haverty Furniture Companies, Inc.; formerly, Director, Member of
Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and
Director, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of
Naples, Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Executive Vice President for
Legal Affairs, General Counsel and Secretary to the Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary to the Board of Directors and
Assistant General Counsel and Director of Risk Management, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Director and Vice President,
Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company and Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Chairman and
Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

B. Anthony Delserone, Jr. Birth Date: July 2, 1960 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: inception, in August 2010
Principal Occupations: B. Anthony Delserone, Jr., has been the Fund’s Portfolio Manager since inception, in August 2010.
He is Vice President of the Trust with respect to the Fund. Mr. Delserone joined Federated in 1998 and has been a Senior
Portfolio Manager since 2002. In 1999, Mr. Delserone was a Portfolio Manager and a Vice President of the Fund’s Adviser.
From 1998 through 1999, Mr. Delserone was a Senior Investment Analyst and an Assistant Vice President of the Fund’s
Adviser. Mr. Delserone has received the Chartered Financial Analyst designation, a B.B.A. from The College of William and
Mary in Virginia and an M.B.A. in Finance from the Sellinger School of Business, Loyola College of Maryland.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mark E. Durbiano Birth Date: September 21, 1959 Vice President Officer since: November 1998 Portfolio Manager since: inception, in August 2010
Principal Occupations: Mark E. Durbiano has been the Fund’s Portfolio Manager since inception, in August 2010. He is
Vice President of the Trust with respect to the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio
Manager and a Senior Vice President of the Fund’s Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a
Portfolio Manager and a Vice President of the Fund’s Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Bank Loan Core Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund); (5) comparative fee and expense structures,
Annual Shareholder Report

including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise,(including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes
Annual Shareholder Report

Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund underperformed its benchmark index. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
Annual Shareholder Report

In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Bank Loan Core Fund (the “Fund” and collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator (the “Administrator”) for the Program with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund has previously established an HLIM, information regarding the methodology in determining the HLIM and whether the HLIM continues to be appropriate, the fact that no shortfalls of the Fund’s HLIM took place during the Period, , and the fact that based on this review the Administrator did not recommend any changes to the HLIM;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Bank Loan Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804
Q450825 (8/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 – $140,800

Fiscal year ended 2021 - $140,800

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $56,742 and $40,729 respectively. Fiscal year ended 2022- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2021- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2022 - $184,384

Fiscal year ended 2021 - $54,938

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date August 25, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 25, 2022